Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 31,766	$ 505,091	$ 1,124
Restricted cash	2,162	25,386	703
Deposits	44,530	63,370	6,412
Other current assets	23,759	13,410	6,200
Total current assets	102,217	607,257	14,439
Property and equipment, net	411,657	293,135	293,933
Right of use assets	20,202
Other non-current assets	6,608	7,040	8,010
Total assets	540,684	907,432	316,382
Current liabilities
Accounts payable	65,239	37,773	86,601
Accrued payroll and benefits	31,124	21,752
Accrued expenses and other current liabilities	46,104	68,760	52,382
Related party accrued interest	12,760	11,231	82,260
Accrued interest	541	8,263	36,030
Operating lease liabilities, current portion	2,487
Finance lease liabilities, current portion	1,807
Related party notes payable	12,253	13,655	332,355
Notes payable, current portion	5,008	132,372	149,199
Vendor payables in trust			110,224
Total current liabilities	177,323	293,806	849,051
Capital leases, less current portion			36,501
Operating lease liabilities, less current portion	18,640
Finance lease liabilities, less current portion	6,917	7,570
Other liabilities, less current portion	3,531	3,720	1,000
Notes payable, less current portion	46,950	34,682	9,168
Total liabilities	253,361	339,778	895,720
Commitments and contingencies
Stockholders’ equity
Class A Common stock	31	17	9
Class B Common stock	6		6
Additional paid-in capital	3,603,368	3,482,226	1,817,760
Accumulated other comprehensive gain (loss)	6,603	(6,945)	(5,974)
Accumulated deficit	(3,322,685)	(2,907,644)	(2,391,139)
Total stockholders’ equity	287,323	567,654	(579,338)
Total liabilities and stockholders’ equity	$ 540,684	907,432	$ 316,382
Previously Reported
Current assets
Cash		505,091
Restricted cash		25,386
Deposits		63,370
Other current assets		13,410
Total current assets		607,257
Property and equipment, net		293,135
Other non-current assets		7,040
Total assets		907,432
Current liabilities
Accounts payable		37,773
Accrued expenses and other current liabilities		90,512
Related party accrued interest		11,231
Accrued interest		8,263
Related party notes payable		13,655
Notes payable, current portion		132,372
Vendor payables in trust
Total current liabilities		293,806
Capital leases, less current portion		7,570
Other liabilities, less current portion		3,720
Notes payable, less current portion		34,682
Total liabilities		339,778
Commitments and contingencies
Stockholders’ equity
Class A Common stock		17
Class B Common stock
Additional paid-in capital		3,482,226
Accumulated other comprehensive gain (loss)		(6,945)
Accumulated deficit		(2,907,644)
Total stockholders’ equity		567,654
Total liabilities and stockholders’ equity		$ 907,432